Consolidated Schedule of Investments(a)
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–35.92%
Agricultural Products & Services–0.12%
Bunge Global S.A.	4,328	$381,254
Air Freight & Logistics–0.98%
C.H. Robinson Worldwide, Inc.	7,117	598,468
Expeditors International of Washington, Inc.	11,432	1,444,205
FedEx Corp.	4,669	1,126,583
		3,169,256
Apparel Retail–0.51%
Ross Stores, Inc.	2,139	300,059
TJX Cos., Inc. (The)	14,109	1,339,085
		1,639,144
Application Software–0.84%
Adobe, Inc.(b)	1,218	752,456
Manhattan Associates, Inc.(b)	859	208,359
Roper Technologies, Inc.	819	439,803
Salesforce, Inc.(b)	4,751	1,335,459
		2,736,077
Asset Management & Custody Banks–0.06%
Bank of New York Mellon Corp. (The)	3,365	186,623
Automotive Retail–0.17%
O’Reilly Automotive, Inc.(b)	526	538,124
Biotechnology–2.07%
AbbVie, Inc.	9,028	1,484,203
Amgen, Inc.	4,035	1,268,039
Gilead Sciences, Inc.	17,294	1,353,429
Incyte Corp.(b)	3,246	190,767
Neurocrine Biosciences, Inc.(b)	4,173	583,260
Regeneron Pharmaceuticals, Inc.(b)	660	622,235
Vertex Pharmaceuticals, Inc.(b)	2,768	1,199,596
		6,701,529
Brewers–0.35%
Molson Coors Beverage Co., Class B	18,366	1,134,835
Broadline Retail–0.55%
Amazon.com, Inc.(b)	6,853	1,063,585
eBay, Inc.	13,456	552,638
MercadoLibre, Inc. (Brazil)(b)	90	154,063
		1,770,286
Building Products–0.42%
Builders FirstSource, Inc.(b)	4,725	820,874
Owens Corning	3,572	541,265
		1,362,139
Cable & Satellite–0.51%
Comcast Corp., Class A	35,298	1,642,769
Commodity Chemicals–0.13%
LyondellBasell Industries N.V., Class A	4,454	419,210
Shares		Value
Communications Equipment–0.73%
Cisco Systems, Inc.	36,198	$1,816,416
Motorola Solutions, Inc.	1,701	543,469
		2,359,885
Construction Machinery & Heavy Transportation Equipment– 0.44%
Caterpillar, Inc.	876	263,072
PACCAR, Inc.	11,687	1,173,258
		1,436,330
Consumer Finance–0.24%
Capital One Financial Corp.	1,398	189,177
Synchrony Financial	14,776	574,343
		763,520
Consumer Staples Merchandise Retail–0.76%
Costco Wholesale Corp.	864	600,376
Walmart, Inc.	11,326	1,871,622
		2,471,998
Data Processing & Outsourced Services–0.20%
Broadridge Financial Solutions, Inc.	3,248	663,242
Diversified Banks–0.85%
Citigroup, Inc.	13,890	780,201
JPMorgan Chase & Co.	9,684	1,688,502
Wells Fargo & Co.	5,647	283,367
		2,752,070
Diversified Support Services–0.05%
Cintas Corp.	146	88,267
Copart, Inc.(b)	1,818	87,337
		175,604
Electric Utilities–0.68%
Edison International	1,934	130,506
Pinnacle West Capital Corp.	8,362	576,142
PPL Corp.	21,743	569,667
Xcel Energy, Inc.	15,458	925,470
		2,201,785
Electrical Components & Equipment–0.02%
Nextracker, Inc., Class A(b)	1,598	72,341
Electronic Manufacturing Services–0.07%
Flex Ltd.(b)	6,339	150,488
Jabil, Inc.	651	81,564
		232,052
Environmental & Facilities Services–0.50%
Republic Services, Inc.	9,525	1,629,918
Fertilizers & Agricultural Chemicals–0.10%
CF Industries Holdings, Inc.	4,225	319,030
Financial Exchanges & Data–0.55%
Cboe Global Markets, Inc.	4,025	739,996

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Financial Exchanges & Data–(continued)
CME Group, Inc., Class A	5,002	$1,029,612
		1,769,608
Food Distributors–0.14%
Sysco Corp.	1,242	100,515
US Foods Holding Corp.(b)	7,968	366,608
		467,123
Food Retail–0.20%
Casey’s General Stores, Inc.	1,895	514,227
Kroger Co. (The)	2,665	122,963
		637,190
Gas Utilities–0.36%
Atmos Energy Corp.	10,125	1,153,643
Health Care Distributors–1.33%
Cardinal Health, Inc.	13,686	1,494,374
Cencora, Inc.	5,565	1,294,864
McKesson Corp.	3,019	1,509,168
		4,298,406
Health Care Services–0.46%
Cigna Group (The)	2,712	816,176
DaVita, Inc.(b)	6,129	662,913
		1,479,089
Homebuilding–0.49%
Lennar Corp., Class A	1,665	249,500
NVR, Inc.(b)	35	247,635
PulteGroup, Inc.	10,492	1,097,044
		1,594,179
Hotels, Resorts & Cruise Lines–0.69%
Booking Holdings, Inc.(b)	363	1,273,211
Expedia Group, Inc.(b)	2,060	305,560
Royal Caribbean Cruises Ltd.(b)	5,182	660,705
		2,239,476
Household Products–0.73%
Kimberly-Clark Corp.	9,698	1,173,167
Procter & Gamble Co. (The)	7,638	1,200,235
		2,373,402
Human Resource & Employment Services–0.13%
Automatic Data Processing, Inc.	1,019	250,450
Paychex, Inc.	1,446	176,021
		426,471
Independent Power Producers & Energy Traders–0.18%
Vistra Corp.	14,503	595,058
Industrial Conglomerates–0.38%
General Electric Co.	9,344	1,237,332
Industrial Gases–0.12%
Linde PLC	936	378,921
Industrial REITs–0.04%
Americold Realty Trust, Inc.	4,848	133,320
Insurance Brokers–0.13%
Marsh & McLennan Cos., Inc.	2,153	417,338
Shares		Value
Integrated Oil & Gas–0.14%
Exxon Mobil Corp.	4,411	$453,495
Integrated Telecommunication Services–0.32%
AT&T, Inc.	58,033	1,026,604
Interactive Home Entertainment–0.13%
Electronic Arts, Inc.	3,164	435,303
Interactive Media & Services–0.98%
Alphabet, Inc., Class A(b)	11,473	1,607,367
Meta Platforms, Inc., Class A(b)	4,060	1,583,969
		3,191,336
Internet Services & Infrastructure–0.58%
Akamai Technologies, Inc.(b)	10,084	1,242,651
GoDaddy, Inc., Class A(b)	1,426	152,097
VeriSign, Inc.(b)	2,418	480,892
		1,875,640
IT Consulting & Other Services–0.73%
Amdocs Ltd.	5,192	476,002
Cognizant Technology Solutions Corp., Class A	4,938	380,819
International Business Machines Corp.	8,307	1,525,664
		2,382,485
Life & Health Insurance–0.17%
Aflac, Inc.	1,162	98,003
Unum Group	9,356	452,269
		550,272
Managed Health Care–1.05%
Centene Corp.(b)	12,331	928,648
Elevance Health, Inc.	769	379,455
Humana, Inc.	2,123	802,621
Molina Healthcare, Inc.(b)	894	318,657
UnitedHealth Group, Inc.	1,937	991,241
		3,420,622
Multi-line Insurance–0.33%
American International Group, Inc.	10,038	697,741
Assurant, Inc.	2,209	371,002
		1,068,743
Multi-Sector Holdings–0.63%
Berkshire Hathaway, Inc., Class B(b)	5,342	2,049,939
Multi-Utilities–0.90%
CenterPoint Energy, Inc.	10,014	279,791
Consolidated Edison, Inc.	12,554	1,141,159
DTE Energy Co.	4,017	423,472
Public Service Enterprise Group, Inc.	18,393	1,066,610
		2,911,032
Oil & Gas Equipment & Services–0.30%
Baker Hughes Co., Class A	29,451	839,353
Schlumberger N.V.	2,567	125,013
		964,366
Oil & Gas Exploration & Production–0.73%
APA Corp.	6,621	207,436
ConocoPhillips	3,712	415,261
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Coterra Energy, Inc.	19,104	$475,308
EOG Resources, Inc.	4,530	515,469
Marathon Oil Corp.	21,330	487,391
Pioneer Natural Resources Co.	1,215	279,243
Sabine Oil & Gas Holdings, Inc.(b)(c)	115	17
		2,380,125
Oil & Gas Refining & Marketing–0.46%
Marathon Petroleum Corp.	8,052	1,333,411
Valero Energy Corp.	1,124	156,124
		1,489,535
Oil & Gas Storage & Transportation–0.09%
Cheniere Energy, Inc.	1,877	307,809
Southcross Energy Partners L.P.(c)	17,192	0
		307,809
Packaged Foods & Meats–0.52%
General Mills, Inc.	5,870	381,022
Hershey Co. (The)	714	138,187
J. M. Smucker Co. (The)	2,034	267,573
Kraft Heinz Co. (The)	8,905	330,643
Mondelez International, Inc., Class A	7,369	554,664
		1,672,089
Paper & Plastic Packaging Products & Materials–0.05%
Packaging Corp. of America	898	148,960
Passenger Airlines–0.21%
United Airlines Holdings, Inc.(b)	16,753	693,239
Pharmaceuticals–1.46%
Bristol-Myers Squibb Co.	17,011	831,328
Eli Lilly and Co.	522	337,008
Jazz Pharmaceuticals PLC(b)	4,553	558,744
Johnson & Johnson	3,953	628,132
Merck & Co., Inc.	12,240	1,478,347
Viatris, Inc.	75,605	889,871
		4,723,430
Property & Casualty Insurance–0.41%
Arch Capital Group Ltd.(b)	10,176	838,808
Loews Corp.	6,836	498,071
		1,336,879
Reinsurance–0.18%
Everest Group Ltd.	1,544	594,394
Research & Consulting Services–0.27%
Verisk Analytics, Inc.	3,570	862,262
Restaurants–0.20%
McDonald’s Corp.	2,257	660,669
Semiconductor Materials & Equipment–0.51%
Applied Materials, Inc.	6,613	1,086,516
Lam Research Corp.	674	556,165
		1,642,681
Semiconductors–1.76%
Broadcom, Inc.	1,969	2,323,420
Intel Corp.	2,730	117,608
	Shares	Value
Semiconductors–(continued)
NVIDIA Corp.	3,793	$2,333,719
NXP Semiconductors N.V. (China)	2,408	507,053
QUALCOMM, Inc.	2,786	413,749
		5,695,549
Soft Drinks & Non-alcoholic Beverages–0.79%
Coca-Cola Co. (The)	23,583	1,402,953
PepsiCo, Inc.	6,838	1,152,408
		2,555,361
Specialty Chemicals–0.15%
Ecolab, Inc.	2,478	491,189
Steel–0.39%
Nucor Corp.	2,469	461,530
Steel Dynamics, Inc.	6,794	819,968
		1,281,498
Systems Software–1.51%
Microsoft Corp.	10,233	4,068,436
Palo Alto Networks, Inc.(b)	2,458	832,058
		4,900,494
Technology Hardware, Storage & Peripherals–1.40%
Apple, Inc.	15,592	2,875,165
Dell Technologies, Inc., Class C	7,744	641,823
Hewlett Packard Enterprise Co.	36,134	552,489
NetApp, Inc.	5,423	472,885
		4,542,362
Tobacco–0.35%
Altria Group, Inc.	28,501	1,143,460
Transaction & Payment Processing Services–0.90%
Fiserv, Inc.(b)	13,920	1,974,830
Global Payments, Inc.	1,343	178,928
Visa, Inc., Class A(d)	2,795	763,762
		2,917,520
Wireless Telecommunication Services–0.04%
T-Mobile US, Inc.	908	146,397
Total Common Stocks & Other Equity Interests (Cost $89,121,689)		116,475,316
	Principal Amount
U.S. Treasury Securities–13.41%
U.S. Treasury Bills–0.17%
4.79% - 5.28%, 04/18/2024(e)(f)	$566,000	559,708
U.S. Treasury Notes–13.24%
1.13%, 01/15/2025	6,400,000	6,184,537
5.00%, 09/30/2025	15,700,000	15,863,133
0.38%, 12/31/2025	9,100,000	8,462,111
2.63%, 05/31/2027	12,950,000	12,412,777
		42,922,558
Total U.S. Treasury Securities (Cost $44,382,905)		43,482,266
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–7.37%
Aerospace & Defense–0.17%
Boeing Co. (The),
2.75%, 02/01/2026	$177,000	$169,017
2.25%, 06/15/2026	200,000	187,181
General Dynamics Corp., 3.25%, 04/01/2025	200,000	196,272
		552,470
Agricultural & Farm Machinery–0.09%
Deere & Co., 2.75%, 04/15/2025	310,000	303,026
Apparel Retail–0.03%
Ross Stores, Inc., 0.88%, 04/15/2026	100,000	92,154
Apparel, Accessories & Luxury Goods–0.02%
Tapestry, Inc., 4.13%, 07/15/2027	65,000	61,851
Application Software–0.09%
Adobe, Inc., 3.25%, 02/01/2025(d)	300,000	295,313
Asset Management & Custody Banks–0.07%
Ares Capital Corp., 2.88%, 06/15/2028	155,000	137,722
Legg Mason, Inc., 4.75%, 03/15/2026	90,000	89,941
		227,663
Automobile Manufacturers–0.14%
General Motors Co.,
6.13%, 10/01/2025	75,000	76,116
4.20%, 10/01/2027	80,000	78,251
Toyota Motor Credit Corp.,
3.20%, 01/11/2027	130,000	125,650
1.15%, 08/13/2027	200,000	179,350
		459,367
Automotive Parts & Equipment–0.07%
American Honda Finance Corp., 2.35%, 01/08/2027	225,000	212,724
Broadcasting–0.05%
Paramount Global, 3.70%, 06/01/2028	165,000	153,576
Broadline Retail–0.11%
Amazon.com, Inc., 3.30%, 04/13/2027(d)	350,000	339,964
Cable & Satellite–0.13%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	150,000	148,700
Discovery Communications LLC, 3.95%, 03/20/2028	270,000	258,095
		406,795
Cargo Ground Transportation–0.07%
Ryder System, Inc., 5.65%, 03/01/2028	220,000	226,656
Computer & Electronics Retail–0.03%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	89,000	90,951
	Principal Amount	Value
Construction Machinery & Heavy Transportation Equipment– 0.11%
Caterpillar Financial Services Corp., 1.10%, 09/14/2027	$175,000	$156,356
Wabtec Corp., 3.45%, 11/15/2026	200,000	192,249
		348,605
Consumer Electronics–0.03%
Tyco Electronics Group S.A., 3.13%, 08/15/2027	100,000	95,823
Consumer Finance–0.11%
American Express Co., 3.30%, 05/03/2027	170,000	162,786
General Motors Financial Co., Inc.,
2.75%, 06/20/2025	150,000	145,222
5.25%, 03/01/2026	50,000	50,190
		358,198
Copper–0.03%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	100,000	99,000
Distillers & Vintners–0.05%
Constellation Brands, Inc., 3.70%, 12/06/2026	175,000	170,385
Diversified Banks–2.13%
Banco Santander S.A. (Spain),
2.75%, 05/28/2025	400,000	386,606
4.25%, 04/11/2027	200,000	194,266
Bank of America Corp.,
4.45%, 03/03/2026	269,000	266,629
3.50%, 04/19/2026	185,000	180,451
1.32%, 06/19/2026(g)	195,000	184,589
1.20%, 10/24/2026(g)	205,000	191,304
1.73%, 07/22/2027(g)	80,000	73,766
Series L, 4.18%, 11/25/2027	210,000	205,015
Canadian Imperial Bank of Commerce (Canada), 2.25%, 01/28/2025(d)	402,000	390,639
Citigroup, Inc.,
3.11%, 04/08/2026(g)	297,000	289,638
1.12%, 01/28/2027(g)	130,000	120,105
1.46%, 06/09/2027(g)	210,000	193,054
HSBC Holdings PLC (United Kingdom),
1.59%, 05/24/2027(g)	200,000	184,054
2.25%, 11/22/2027(g)	375,000	345,682
ING Groep N.V. (Netherlands), 4.02%, 03/28/2028(g)	200,000	194,244
JPMorgan Chase & Co.,
2.01%, 03/13/2026(g)	200,000	192,619
2.08%, 04/22/2026(g)	200,000	192,396
4.25%, 10/01/2027	50,000	49,387
3.63%, 12/01/2027	165,000	158,256
2.18%, 06/01/2028(g)	115,000	105,578
Lloyds Banking Group PLC (United Kingdom), 4.45%, 05/08/2025	305,000	301,854
Mitsubishi UFJ Financial Group, Inc. (Japan),
0.96%, 10/11/2025(g)	311,000	301,143
3.29%, 07/25/2027	75,000	71,710
National Australia Bank Ltd. (Australia), 4.94%, 01/12/2028	250,000	253,615
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Diversified Banks–(continued)
PNC Bank N.A., 4.20%, 11/01/2025(d)	$380,000	$373,536
Royal Bank of Canada (Canada), 4.65%, 01/27/2026	180,000	179,111
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.35%, 01/15/2025	397,000	386,431
2.63%, 07/14/2026	100,000	94,940
3.45%, 01/11/2027	60,000	57,895
Toronto-Dominion Bank (The) (Canada), 5.16%, 01/10/2028	65,000	65,973
U.S. Bancorp, 1.45%, 05/12/2025	148,000	141,676
Wells Fargo & Co.,
2.19%, 04/30/2026(g)	190,000	182,838
4.30%, 07/22/2027	175,000	172,087
Westpac Banking Corp. (Australia),
3.35%, 03/08/2027	165,000	159,445
1.95%, 11/20/2028	90,000	79,800
		6,920,332
Diversified Capital Markets–0.04%
Deutsche Bank AG (Germany), 2.55%, 01/07/2028(g)	150,000	137,911
Diversified Financial Services–0.05%
Corebridge Financial, Inc., 3.65%, 04/05/2027	170,000	163,379
Electric Utilities–0.24%
Edison International,
5.75%, 06/15/2027	125,000	127,822
4.13%, 03/15/2028	135,000	131,054
5.25%, 11/15/2028	65,000	65,655
Pacific Gas and Electric Co.,
2.10%, 08/01/2027	75,000	67,900
3.30%, 12/01/2027	125,000	117,217
3.00%, 06/15/2028	75,000	68,848
System Energy Resources, Inc., 6.00%, 04/15/2028	195,000	198,623
		777,119
Electrical Components & Equipment–0.03%
Emerson Electric Co., 1.80%, 10/15/2027	100,000	91,376
Electronic Equipment & Instruments–0.03%
Vontier Corp., 1.80%, 04/01/2026	100,000	92,331
Financial Exchanges & Data–0.04%
Cboe Global Markets, Inc., 3.65%, 01/12/2027	40,000	39,137
Intercontinental Exchange, Inc., 3.10%, 09/15/2027	100,000	94,890
		134,027
Gas Utilities–0.03%
Southwest Gas Corp., 5.45%, 03/23/2028	100,000	102,207
Health Care Equipment–0.04%
Baxter International, Inc., 2.27%, 12/01/2028	150,000	133,755
	Principal Amount	Value
Health Care Facilities–0.12%
CommonSpirit Health, 1.55%, 10/01/2025	$96,000	$90,383
HCA, Inc., 5.63%, 09/01/2028	125,000	127,436
Universal Health Services, Inc., 1.65%, 09/01/2026	200,000	183,896
		401,715
Health Care REITs–0.06%
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	179,000	178,356
Health Care Services–0.09%
Sutter Health, Series 20A, 1.32%, 08/15/2025	299,000	281,234
Home Improvement Retail–0.05%
Home Depot, Inc. (The), 2.50%, 04/15/2027	160,000	151,057
Homebuilding–0.02%
Lennar Corp., 4.75%, 11/29/2027	80,000	79,842
Hotel & Resort REITs–0.03%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	100,000	98,515
Hotels, Resorts & Cruise Lines–0.06%
Booking Holdings, Inc., 3.55%, 03/15/2028	70,000	67,642
Hyatt Hotels Corp., 4.85%, 03/15/2026	133,000	132,113
		199,755
Human Resource & Employment Services–0.09%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	305,000	299,674
Independent Power Producers & Energy Traders–0.02%
AES Corp. (The), 5.45%, 06/01/2028	55,000	55,767
Industrial Conglomerates–0.06%
Berkshire Hathaway Energy Co., 3.50%, 02/01/2025	190,000	186,943
Industrial Machinery & Supplies & Components–0.04%
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	125,000	121,342
Insurance Brokers–0.05%
Willis North America, Inc., 4.65%, 06/15/2027	165,000	163,835
Integrated Oil & Gas–0.15%
BP Capital Markets America, Inc., 3.54%, 04/06/2027	165,000	160,227
Chevron USA, Inc., 1.02%, 08/12/2027	185,000	165,028
Exxon Mobil Corp., 3.29%, 03/19/2027	150,000	145,894
		471,149
Integrated Telecommunication Services–0.03%
AT&T, Inc., 1.65%, 02/01/2028	100,000	89,182
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Principal Amount		Value
Internet Services & Infrastructure–0.06%
VeriSign, Inc., 5.25%, 04/01/2025	$200,000	$200,070
Investment Banking & Brokerage–0.43%
Goldman Sachs Group, Inc. (The),
3.85%, 01/26/2027	165,000	160,984
1.54%, 09/10/2027(g)	150,000	136,887
1.95%, 10/21/2027(g)	100,000	91,994
3.62%, 03/15/2028(g)	160,000	153,507
Morgan Stanley,
2.72%, 07/22/2025(g)	150,000	147,951
3.63%, 01/20/2027	175,000	170,241
1.59%, 05/04/2027(g)	200,000	185,268
6.30%, 10/18/2028(g)	145,000	151,670
Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	200,000	183,806
		1,382,308
IT Consulting & Other Services–0.15%
International Business Machines Corp.,
3.45%, 02/19/2026	100,000	97,717
3.30%, 05/15/2026	100,000	97,167
1.70%, 05/15/2027	100,000	91,307
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	225,000	206,204
		492,395
Life & Health Insurance–0.07%
Principal Financial Group, Inc., 3.40%, 05/15/2025	239,000	234,012
Managed Health Care–0.02%
Centene Corp., 2.45%, 07/15/2028	75,000	66,798
Multi-line Insurance–0.04%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	140,000	141,656
Oil & Gas Equipment & Services–0.03%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	100,000	95,329
Oil & Gas Refining & Marketing–0.04%
HF Sinclair Corp., 5.88%, 04/01/2026	140,000	141,671
Oil & Gas Storage & Transportation–0.07%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	160,000	160,836
Energy Transfer L.P., 4.40%, 03/15/2027	65,000	63,857
		224,693
Other Specialized REITs–0.03%
EPR Properties, 4.75%, 12/15/2026	100,000	96,538
Packaged Foods & Meats–0.09%
Conagra Brands, Inc., 1.38%, 11/01/2027	130,000	114,271
Tyson Foods, Inc., 4.00%, 03/01/2026	190,000	186,634
		300,905
	Principal Amount	Value
Paper & Plastic Packaging Products & Materials–0.03%
Berry Global, Inc., 1.57%, 01/15/2026	$100,000	$93,400
Passenger Airlines–0.02%
Southwest Airlines Co., 3.45%, 11/16/2027	65,000	61,838
Pharmaceuticals–0.33%
Bristol-Myers Squibb Co., 0.75%, 11/13/2025	400,000	374,523
Merck & Co., Inc., 2.75%, 02/10/2025	184,000	180,153
Royalty Pharma PLC, 1.20%, 09/02/2025	275,000	257,986
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	200,000	194,402
Viatris, Inc., 2.30%, 06/22/2027	75,000	68,347
		1,075,411
Property & Casualty Insurance–0.03%
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	100,000	99,145
Regional Banks–0.11%
Truist Financial Corp., 4.00%, 05/01/2025(d)	350,000	344,835
Retail REITs–0.11%
Realty Income Corp.,
4.88%, 06/01/2026	185,000	185,033
4.45%, 09/15/2026	90,000	88,127
Simon Property Group L.P., 3.30%, 01/15/2026	95,000	92,327
		365,487
Semiconductor Materials & Equipment–0.12%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 2.70%, 05/01/2025	415,000	401,624
Semiconductors–0.06%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	100,000	97,432
Micron Technology, Inc., 4.19%, 02/15/2027	100,000	98,029
		195,461
Specialty Chemicals–0.03%
PPG Industries, Inc., 1.20%, 03/15/2026	100,000	92,868
Steel–0.06%
ArcelorMittal S.A. (Luxembourg), 4.55%, 03/11/2026	200,000	198,225
Technology Distributors–0.03%
Avnet, Inc., 4.63%, 04/15/2026	90,000	88,794
Technology Hardware, Storage & Peripherals–0.08%
Apple, Inc.,
3.25%, 02/23/2026	185,000	180,736
3.20%, 05/11/2027	75,000	72,513
		253,249
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Telecom Tower REITs–0.08%
American Tower Corp.,
3.65%, 03/15/2027		$135,000	$130,423
3.55%, 07/15/2027		135,000	129,643
			260,066
Tobacco–0.21%
Altria Group, Inc., 4.40%, 02/14/2026		200,000	198,139
B.A.T Capital Corp. (United Kingdom), 3.22%, 09/06/2026		200,000	191,577
Philip Morris International, Inc., 4.88%, 02/15/2028(d)		300,000	302,578
			692,294
Trading Companies & Distributors–0.04%
Air Lease Corp., 4.63%, 10/01/2028		135,000	132,624
Transaction & Payment Processing Services–0.07%
Global Payments, Inc., 2.15%, 01/15/2027		145,000	134,204
Western Union Co. (The), 1.35%, 03/15/2026		100,000	92,381
			226,585
Wireless Telecommunication Services–0.03%
Sprint Capital Corp., 6.88%, 11/15/2028		95,000	102,700
Total U.S. Dollar Denominated Bonds & Notes (Cost $24,713,618)			23,886,305
Non-U.S. Dollar Denominated Bonds & Notes–3.98%(h)
Advertising–0.03%
WPP Finance S.A. (United Kingdom), 4.13%, 05/30/2028(i)	EUR	100,000	111,453
Aerospace & Defense–0.10%
Thales S.A. (France), 0.75%, 01/23/2025(i)	EUR	300,000	315,117
Agricultural Products & Services–0.03%
Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	100,000	103,005
Apparel, Accessories & Luxury Goods–0.03%
PVH Corp., 3.13%, 12/15/2027(i)	EUR	100,000	107,213
Automobile Manufacturers–0.22%
BMW Finance N.V. (Germany), 1.00%, 01/21/2025(i)	EUR	100,000	105,628
Mercedes-Benz International Finance B.V. (Germany), 2.00%, 08/22/2026(i)	EUR	70,000	73,910
Nissan Motor Co. Ltd. (Japan), 2.65%, 03/17/2026(i)	EUR	100,000	105,350
RCI Banque S.A. (France), 1.75%, 04/10/2026(i)	EUR	50,000	51,868
Volkswagen Financial Services AG (Germany),
0.13%, 02/12/2027(i)	EUR	150,000	147,621
2.25%, 10/01/2027(i)	EUR	100,000	105,125
Volkswagen Leasing GmbH (Germany),
1.50%, 06/19/2026(i)	EUR	35,000	36,359
0.38%, 07/20/2026(i)	EUR	75,000	75,447
			701,308
	Principal Amount		Value
Automotive Parts & Equipment–0.03%
Toyota Motor Finance (Netherlands) B.V. (Japan), 0.01%, 02/25/2028(i)	EUR	100,000	$95,842
Broadcasting–0.06%
ITV PLC (United Kingdom), 1.38%, 09/26/2026(i)	EUR	100,000	101,992
TDF Infrastructure S.A.S.U. (France), 2.50%, 04/07/2026(i)	EUR	100,000	105,456
			207,448
Building Products–0.03%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 3.00%, 09/15/2028	EUR	100,000	107,456
Cable & Satellite–0.06%
SES S.A. (Luxembourg), 1.63%, 03/22/2026(i)	EUR	200,000	206,990
Commercial & Residential Mortgage Finance–0.09%
Aareal Bank AG (Germany), 0.50%, 04/07/2027(i)	EUR	300,000	291,237
Construction & Engineering–0.06%
ISS Global A/S (Denmark), 0.88%, 06/18/2026(i)	EUR	100,000	101,356
Worley US Finance Sub Ltd. (Australia), 0.88%, 06/09/2026(i)	EUR	100,000	101,034
			202,390
Construction Materials–0.02%
Heidelberg Materials Finance Luxembourg S.A. (Germany), 1.63%, 04/07/2026(i)	EUR	70,000	73,320
Diversified Banks–1.12%
Banco Santander S.A. (Spain),
3.13%, 01/19/2027(i)	EUR	100,000	106,911
0.50%, 02/04/2027(i)	EUR	100,000	99,350
Bank of America Corp., 0.58%, 08/24/2028(g)(i)	EUR	200,000	195,490
Bankinter S.A. (Spain), 0.88%, 07/08/2026(i)	EUR	100,000	101,574
Banque Federative du Credit Mutuel S.A. (France),
1.25%, 01/14/2025(i)	EUR	100,000	105,545
2.13%, 09/12/2026(i)	EUR	100,000	104,121
0.63%, 11/19/2027(i)	EUR	100,000	97,514
Belfius Bank S.A. (Belgium), 0.01%, 10/15/2025(i)	EUR	300,000	305,643
BNP Paribas S.A. (France),
1.50%, 11/17/2025(i)	EUR	100,000	104,632
2.88%, 10/01/2026(i)	EUR	200,000	213,477
0.25%, 04/13/2027(g)(i)	EUR	100,000	100,507
0.50%, 05/30/2028(g)(i)	EUR	100,000	98,004
Credit Agricole S.A. (France),
1.38%, 03/13/2025(i)	EUR	300,000	316,384
0.38%, 10/21/2025(i)	EUR	100,000	102,963
ING Groep N.V. (Netherlands),
1.13%, 02/14/2025(i)	EUR	100,000	105,431
0.38%, 09/29/2028(g)(i)	EUR	100,000	96,161
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Diversified Banks–(continued)
Mediobanca Banca di Credito Finanziario S.p.A. (Italy), 0.88%, 01/15/2026(i)	EUR	100,000	$102,770
National Bank of Canada (Canada), 3.75%, 01/25/2028(i)	EUR	100,000	109,262
NatWest Group PLC (United Kingdom), 4.07%, 09/06/2028(g)(i)	EUR	125,000	137,487
NatWest Markets PLC (United Kingdom), 4.25%, 01/13/2028(i)	EUR	100,000	111,789
Nordea Bank Abp (Finland), 1.13%, 02/12/2025(i)	EUR	100,000	105,415
Skandinaviska Enskilda Banken AB (Sweden), 0.75%, 08/09/2027(i)	EUR	300,000	294,775
Standard Chartered PLC (United Kingdom), 0.90%, 07/02/2027(g)(i)	EUR	100,000	101,435
Swedbank AB (Sweden), 0.30%, 05/20/2027(g)(i)	EUR	200,000	200,250
Virgin Money UK PLC (United Kingdom), 4.63%, 10/29/2028(g)(i)	EUR	100,000	108,437
Volkswagen Bank GmbH (Germany), 2.50%, 07/31/2026(i)	EUR	100,000	105,488
			3,630,815
Diversified Capital Markets–0.18%
Deutsche Bank AG (Germany),
2.63%, 02/12/2026(i)	EUR	100,000	105,962
0.75%, 02/17/2027(g)(i)	EUR	100,000	101,353
Macquarie Group Ltd. (Australia), 0.63%, 02/03/2027(i)	EUR	100,000	99,734
UBS Group AG (Switzerland),
0.65%, 01/14/2028(g)(i)	EUR	100,000	99,292
0.25%, 11/05/2028(g)(i)	EUR	200,000	190,955
			597,296
Diversified Chemicals–0.10%
BASF SE (Germany),
0.25%, 06/05/2027(i)	EUR	200,000	198,439
3.13%, 06/29/2028(i)	EUR	100,000	108,985
			307,424
Diversified Financial Services–0.16%
Clearstream Banking AG (Germany), 0.01%, 12/01/2025(i)	EUR	200,000	204,871
JAB Holdings B.V. (Luxembourg), 1.75%, 06/25/2026(i)	EUR	100,000	104,191
LeasePlan Corp. N.V. (Netherlands), 3.50%, 04/09/2025(i)	EUR	194,000	209,299
			518,361
Electric Utilities–0.19%
AusNet Services Holdings Pty. Ltd. (Australia), 1.50%, 02/26/2027(i)	EUR	200,000	204,545
Duke Energy Corp., 3.10%, 06/15/2028	EUR	100,000	106,870
EDP Finance B.V. (Portugal), 1.50%, 11/22/2027(i)	EUR	100,000	102,015
Elenia Verkko OYJ (Finland), 0.38%, 02/06/2027(i)	EUR	200,000	196,848
			610,278
	Principal Amount		Value
Food Retail–0.03%
ELO SACA (France), 2.88%, 01/29/2026(i)	EUR	100,000	$105,082
Gas Utilities–0.07%
2i Rete Gas S.p.A. (Italy), 1.75%, 08/28/2026(i)	EUR	115,000	120,060
APA Infrastructure Ltd. (Australia), 2.00%, 03/22/2027(i)	EUR	100,000	103,645
			223,705
Health Care Equipment–0.10%
Becton, Dickinson and Co., 1.90%, 12/15/2026	EUR	100,000	104,443
DH Europe Finance II S.a.r.l., 0.45%, 03/18/2028	EUR	100,000	97,562
Zimmer Biomet Holdings, Inc., 2.43%, 12/13/2026	EUR	100,000	105,864
			307,869
Health Care Services–0.02%
Fresenius Medical Care AG (Germany), 0.63%, 11/30/2026(i)	EUR	50,000	49,963
Hotels, Resorts & Cruise Lines–0.03%
InterContinental Hotels Group PLC (United Kingdom), 2.13%, 05/15/2027(i)	EUR	100,000	104,316
Household Appliances–0.03%
Whirlpool Finance Luxembourg S.a.r.l., 1.10%, 11/09/2027	EUR	100,000	99,456
Household Products–0.02%
Procter & Gamble Co. (The), 4.88%, 05/11/2027	EUR	50,000	57,564
Integrated Oil & Gas–0.13%
Eni S.p.A. (Italy), 1.00%, 03/14/2025(i)	EUR	179,000	188,141
Shell International Finance B.V. (Netherlands), 0.38%, 02/15/2025(i)	EUR	222,000	232,759
			420,900
Investment Banking & Brokerage–0.06%
Goldman Sachs Group, Inc. (The), 0.25%, 01/26/2028(i)	EUR	100,000	96,249
Morgan Stanley, 4.81%, 10/25/2028(g)	EUR	100,000	113,108
			209,357
IT Consulting & Other Services–0.10%
DXC Technology Co., 1.75%, 01/15/2026	EUR	100,000	103,861
International Business Machines Corp., 1.25%, 01/29/2027	EUR	200,000	205,564
			309,425
Multi-line Insurance–0.10%
Metropolitan Life Global Funding I, 4.00%, 04/05/2028(i)	EUR	100,000	111,249
New York Life Global Funding, 0.25%, 01/23/2027(i)	EUR	200,000	200,090
			311,339
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Multi-Sector Holdings–0.10%
Berkshire Hathaway, Inc., 1.13%, 03/16/2027	EUR	200,000	$203,856
Groupe Bruxelles Lambert N.V. (Belgium), 1.88%, 06/19/2025(i)	EUR	100,000	105,724
			309,580
Office REITs–0.10%
Inmobiliaria Colonial SOCIMI S.A. (Spain), 1.63%, 11/28/2025(i)	EUR	300,000	313,549
Packaged Foods & Meats–0.06%
General Mills, Inc., 0.13%, 11/15/2025	EUR	100,000	102,141
JDE Peet’s N.V. (Netherlands), 0.01%, 01/16/2026(i)	EUR	100,000	101,101
			203,242
Passenger Airlines–0.04%
easyJet FinCo B.V. (United Kingdom), 1.88%, 03/03/2028(i)	EUR	135,000	136,429
Pharmaceuticals–0.03%
Novartis Finance S.A. (Switzerland), 1.63%, 11/09/2026(i)	EUR	100,000	105,642
Precious Metals & Minerals–0.03%
Anglo American Capital PLC (South Africa), 1.63%, 03/11/2026(i)	EUR	100,000	103,955
Rail Transportation–0.04%
Autostrade per l’Italia S.p.A. (Italy), 2.00%, 12/04/2028(i)	EUR	135,000	135,017
Real Estate Operating Companies–0.03%
CPI Property Group S.A. (Czech Republic), 2.75%, 05/12/2026(i)	EUR	100,000	96,398
Regional Banks–0.13%
Credit Mutuel Arkea S.A. (France), 0.38%, 10/03/2028(i)	EUR	300,000	283,537
SpareBank 1 SMN (Norway), 0.01%, 02/18/2028(i)	EUR	140,000	133,084
			416,621
Renewable Electricity–0.03%
Southern Power Co., 1.85%, 06/20/2026	EUR	100,000	104,678
Restaurants–0.06%
Sodexo S.A. (France), 0.75%, 04/27/2025(i)	EUR	170,000	178,056
Soft Drinks & Non-alcoholic Beverages–0.03%
CCEP Finance (Ireland) DAC (United Kingdom), 0.01%, 09/06/2025(i)	EUR	100,000	102,443
	Principal Amount		Value
Telecom Tower REITs–0.03%
American Tower Corp., 1.95%, 05/22/2026	EUR	100,000	$104,199
Tobacco–0.03%
Imperial Brands Finance PLC (United Kingdom), 3.38%, 02/26/2026(i)	EUR	100,000	107,961
Transaction & Payment Processing Services–0.04%
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	110,000	112,225
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $13,807,605)			12,915,924
Variable Rate Senior Loan Interests–0.01%(j)(k)
Advertising–0.00%
Checkout Holding Corp., Term Loan, 12.87%, 05/10/2027		$2,271	1,192
Oil & Gas Equipment & Services–0.01%
McDermott International Ltd., LOC, 0.00%, 12/31/2026(c)(l)		24,812	21,711
Total Variable Rate Senior Loan Interests (Cost $26,872)			22,903
	Shares
Preferred Stocks–0.00%
Oil & Gas Storage & Transportation–0.00%
Southcross Energy Partners L.P., Series A, Pfd. (Cost $68,449)(c)		68,466	404
Money Market Funds–25.99%
Invesco Treasury Portfolio, Institutional Class, 5.22%(m)(n) (Cost $84,286,054)		84,286,054	84,286,054
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-86.68% (Cost $256,407,192)			281,069,172
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.73%
Invesco Private Government Fund, 5.29%(m)(n)(o)		662,062	662,062
Invesco Private Prime Fund, 5.52%(m)(n)(o)		1,701,257	1,702,448
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,364,532)			2,364,510
TOTAL INVESTMENTS IN SECURITIES–87.41% (Cost $258,771,724)			283,433,682
OTHER ASSETS LESS LIABILITIES—12.59%			40,821,887
NET ASSETS–100.00%			$324,255,569
Investment Abbreviations:
EUR	– Euro
LOC	– Letter of Credit
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Notes to Consolidated Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at January 31, 2024.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $11,084,072, which represented 3.42% of the Fund’s Net Assets.
(j)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(k)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(l)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(m)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Treasury Portfolio, Institutional Class	$90,165,725	$20,860,176	$(26,739,847)	$-	$-	$84,286,054	$1,140,070
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,692,553	7,739,212	(8,769,703)	-	-	662,062	15,199*
Invesco Private Prime Fund	4,353,875	13,979,723	(16,633,684)	88	2,446	1,702,448	41,709*
Total	$96,212,153	$42,579,111	$(52,143,234)	$88	$2,446	$86,650,564	$1,196,978

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Currency Risk
Canadian Dollar	11	March-2024	$821,315	$(46)	$(46)
British Pound	67	March-2024	5,324,406	(5,017)	(5,017)
Swiss Franc	43	March-2024	6,279,881	(697)	(697)
Subtotal				(5,760)	(5,760)
Equity Risk
Euronext Amsterdam Index	22	February-2024	3,891,748	130,760	130,760
CAC 40 Index	46	February-2024	3,814,418	75,188	75,188
E-Mini Russell 2000 Index	21	March-2024	2,053,695	(27,675)	(27,675)
Eurex DAX Index	8	March-2024	3,672,868	17,180	17,180
EURO STOXX 50 Index	72	March-2024	3,629,856	55,150	55,150
FTSE 100 Index	31	March-2024	2,997,152	4,200	4,200
FTSE/MIB Index	20	March-2024	3,342,173	27,006	27,006
IBEX 35 Index	32	February-2024	3,493,238	41,997	41,997
OMS Stockholm 30 Index	150	February-2024	3,404,554	50,628	50,628
S&P/TSX 60 Index	23	March-2024	4,348,009	56,587	56,587
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
SPI 200 Index	32	March-2024	$4,011,352	$49,517	$49,517
Tokyo Stock Price Index	24	March-2024	4,163,881	133,650	133,650
Subtotal				614,188	614,188
Interest Rate Risk
Euro-BTP	24	March-2024	3,085,961	14,878	14,878
Euro-Bund	11	March-2024	1,614,944	1,797	1,797
Euro-OAT	11	March-2024	1,549,919	967	967
Long Gilt	5	March-2024	633,460	6,814	6,814
U.S. Treasury 5 Year Notes	182	March-2024	19,727,094	241,056	241,056
Subtotal				265,512	265,512
Subtotal—Long Futures Contracts				873,940	873,940
Short Futures Contracts
Currency Risk
Australian Dollar	62	March-2024	(4,095,100)	(16,207)	(16,207)
Euro	47	March-2024	(6,380,544)	15,107	15,107
Japanese Yen	62	March-2024	(5,334,712)	26,150	26,150
New Zealand Dollar	20	March-2024	(1,229,300)	(6,847)	(6,847)
Subtotal				18,203	18,203
Equity Risk
E-Mini S&P 500 Index	203	March-2024	(49,435,575)	(2,120,124)	(2,120,124)
Hang Seng Index	17	February-2024	(1,687,942)	42,407	42,407
MSCI Emerging Markets Index	60	March-2024	(2,942,400)	8,358	8,358
Subtotal				(2,069,359)	(2,069,359)
Interest Rate Risk
Australia 10 Year Bonds	32	March-2024	(2,437,936)	(38,151)	(38,151)
Canada 10 Year Bonds	8	March-2024	(723,984)	(7,150)	(7,150)
Euro-Bobl	4	March-2024	(512,381)	(4,715)	(4,715)
Euro-Schatz	12	March-2024	(1,377,115)	(1,074)	(1,074)
U.S. Treasury 2 Year Notes	17	March-2024	(3,496,156)	(8,937)	(8,937)
U.S. Treasury 10 Year Notes	17	March-2024	(1,909,578)	(23,133)	(23,133)
U.S. Treasury Long Bonds	9	March-2024	(1,101,094)	(14,357)	(14,357)
Subtotal				(97,517)	(97,517)
Subtotal—Short Futures Contracts				(2,148,673)	(2,148,673)
Total Futures Contracts				$(1,274,733)	$(1,274,733)

(a)	Futures contracts collateralized by $11,682,905 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/07/2024	J.P. Morgan Chase Bank, N.A.	USD	35,582	EUR	33,000	$89
02/07/2024	Merrill Lynch International	EUR	91,000	USD	99,136	772
02/07/2024	UBS AG	EUR	89,000	USD	97,727	1,525
05/15/2024	UBS AG	EUR	11,971,000	USD	13,084,100	90,356
Subtotal—Appreciation						92,742
Currency Risk
02/07/2024	Citibank, N.A.	USD	49,344	EUR	45,000	(702)
02/07/2024	Goldman Sachs International	EUR	180,000	USD	194,156	(410)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/07/2024	J.P. Morgan Chase Bank, N.A.	EUR	118,000	USD	127,547	$(3)
02/07/2024	J.P. Morgan Chase Bank, N.A.	USD	15,319	EUR	14,000	(187)
02/07/2024	Royal Bank of Scotland PLC	EUR	11,916,000	USD	12,744,412	(135,875)
02/07/2024	UBS AG	USD	13,392,977	EUR	12,302,000	(95,452)
Subtotal—Depreciation						(232,629)
Total Forward Foreign Currency Contracts						$(139,887)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 39, Version 2	Sell	5.00%	Quarterly	12/20/2027	3.218%	USD	2,234,400	$42,175	$130,858	$88,683

(a)	Implied credit spreads represent the current level, as of January 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Wheat Index	0.04%	Monthly	87,000	November—2024	USD	1,500,541	$8,187	$21,124	$12,937
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Brent Crude Oil Index	0.06	Monthly	11,900	January—2025	USD	1,449,891	—	0	0
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Copper Index	0.08	Monthly	11,600	January—2025	USD	1,848,260	—	0	0
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Gasoil Index	0.06	Monthly	12,000	January—2025	USD	1,544,352	98,823	165,467	66,644
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Gasoline Index	0.06	Monthly	6,800	January—2025	USD	1,368,673	—	0	0
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Heating Oil Index	0.06	Monthly	11,150	January—2025	USD	1,402,152	85,329	127,049	41,720
Citibank, N.A.	Pay	CITI Commodities Benchmark (Regular Roll) Mono Index Soybean Oil	0.06	Monthly	22,800	November—2024	USD	1,795,295	27,730	63,224	35,494
Royal Bank of Canada	Pay	RBC Commodity CNE0 Excess Return Custom Index	0.06	Monthly	65,300	November—2024	USD	1,696,050	—	0	0
Royal Bank of Canada	Pay	RBC Commodity NGE0 Excess Return Custom Index	0.05	Monthly	23,000,000	November—2024	USD	701,500	—	0	0
Royal Bank of Canada	Pay	RBC Commodity SME0 Excess Return Custom Index	0.05	Monthly	1,230	January—2025	USD	955,273	—	0	0
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Royal Bank of Canada	Receive	RBC Commodity CLE0 Excess Return Custom Index	0.06%	Monthly	19,600	January—2025	USD	993,826	$—	$0	$0
Royal Bank of Canada	Receive	RBC Gold E0 Excess Return Index	0.06	Monthly	4,620	November—2024	USD	2,077,876	—	0	0
Subtotal — Appreciation									220,069	376,864	156,795
Commodity Risk
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Aluminium Index	0.02	Monthly	27,650	January—2025	USD	2,179,774	(12,095)	(43,355)	(31,260)
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Silver Index	0.00	Monthly	16,300	October—2024	USD	1,749,644	(18,654)	(35,756)	(17,102)
Citibank, N.A.	Pay	CITI Commodities Benchmark (Regular Roll) Mono Index Soybean Oil	0.06	Monthly	7,700	December—2024	USD	2,421,773	(18,668)	(33,141)	(14,473)
Subtotal — Depreciation									(49,417)	(112,252)	(62,835)
Total — Total Return Swap Agreements									$170,652	$264,612	$93,960

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $393,251.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Wheat Index
	Long Futures Contracts
	Wheat	100%
Canadian Imperial Bank of Commerce Brent Crude Oil Index
	Long Futures Contracts
	Brent Crude Oil	100%
Canadian Imperial Bank of Commerce Copper Index
	Long Futures Contracts
	Copper	100%
Canadian Imperial Bank of Commerce Gasoil Index
	Long Futures Contracts
	Gasoil	100%
Canadian Imperial Bank of Commerce Gasoline Index
	Long Futures Contracts
	Gasoline	100%
Canadian Imperial Bank of Commerce Heating Oil Index
	Long Futures Contracts
	Heating Oil	100%
CITI Commodities Benchmark (Regular Roll) Mono Index Soybean Oil
	Long Futures Contracts
	Soybean Oil	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Commodity CNE0 Excess Return Custom Index
	Long Futures Contracts
	Corn	100%
RBC Commodity NGE0 Excess Return Custom Index
	Long Futures Contracts
	Natural Gas	100%
RBC Commodity SME0 Excess Return Custom Index
	Long Futures Contracts
	Soybean Meal	100%
RBC Commodity CLE0 Excess Return Custom Index
	Long Futures Contracts
	WTI Crude	100%
RBC Gold E0 Excess Return Index
	Long Futures Contracts
	Gold	100%
Canadian Imperial Bank of Commerce Aluminium Index
	Long Futures Contracts
	Aluminium	100%
Canadian Imperial Bank of Commerce Silver Index
	Long Futures Contracts
	Silver	100%
CITI Commodities Benchmark (Regular Roll) Mono Index Soybean Oil
	Long Futures Contracts
	Soybean Oil	100%

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$116,475,299	$—	$17	$116,475,316
U.S. Treasury Securities	—	43,482,266	—	43,482,266
U.S. Dollar Denominated Bonds & Notes	—	23,886,305	—	23,886,305
Non-U.S. Dollar Denominated Bonds & Notes	—	12,915,924	—	12,915,924
Variable Rate Senior Loan Interests	—	1,192	21,711	22,903
Preferred Stocks	—	—	404	404
Money Market Funds	84,286,054	2,364,510	—	86,650,564
Total Investments in Securities	200,761,353	82,650,197	22,132	283,433,682
Other Investments - Assets*
Futures Contracts	999,397	—	—	999,397
Forward Foreign Currency Contracts	—	92,742	—	92,742
Swap Agreements	—	245,478	—	245,478
	999,397	338,220	—	1,337,617
Other Investments - Liabilities*
Futures Contracts	(2,274,130)	—	—	(2,274,130)
Forward Foreign Currency Contracts	—	(232,629)	—	(232,629)
Swap Agreements	—	(62,835)	—	(62,835)
	(2,274,130)	(295,464)	—	(2,569,594)
Total Other Investments	(1,274,733)	42,756	—	(1,231,977)
Total Investments	$199,486,620	$82,692,953	$22,132	$282,201,705

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Fundamental Alternatives Fund